Exceptional items (Tables)	3 Months Ended
Mar. 31, 2025
Analysis of income and expense [abstract]
Schedule of Exceptional Items

	For the three months ended March 31,
	2025	2024
	€m	€m
Business transformation program (1)	11.0	20.5
Organizational streamlining program (2)	6.1	—
Settlement of legacy matters (3)	—	3.0
Total exceptional items	17.1	23.5